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Scudder Variable Series II


Scudder Total Return Portfolio


Supplement to the currently effective prospectuses


The following replaces "The Portfolio Managers" section of the prospectuses for the above-noted portfolio.

The Portfolio Managers

The portfolio is managed by a team of investment professionals who each play an important role in the portfolio's management process. This team works for the advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The advisor or its affiliates believe(s) its team approach benefits portfolio investors by bringing together many disciplines and leveraging its extensive resources.

The following people handle the day-to-day management of the portfolio.

Andrew P. Cestone                      Inna Okounkova                        Julie M. Van Cleave, CFA
Managing Director of Deutsche Asset    Director of Deutsche Asset            Managing Director of Deutsche Asset
Management and Portfolio Manager of    Management and Portfolio Manager of   Management and Portfolio Manager of
the portfolio.                         the portfolio.                        the portfolio.
  o Joined Deutsche Asset Management     o Global Asset Allocation             o Joined Deutsche Asset Management
    in 1998 and the portfolio in 2002.     portfolio manager: New York.          and the portfolio in 2002.
  o Head of High Yield.                  o Joined Deutsche Asset Management    o Head of Large Cap Growth
  o Previous experience includes five      in 1999 as a quantitative             Portfolio Selection Team.
    years as an investment analyst at      analyst, becoming an associate      o Previous experience includes
    Phoenix Investment Partners and as     portfolio manager in 2001.            18 years of investment industry
    a credit officer in the              o Joined the portfolio in 2005.         experience at Mason Street
    asset-based lending group at Fleet   o BS, MS, Moscow State University;      Advisors, as Managing Director
    Financial Group.                       MBA, University of Chicago.           and team leader for the large cap
  o BA, University of Vermont.                                                   investment team.
                                       Thomas F. Sassi                         o BBA, MBA, University of Wisconsin
William Chepolis, CFA                  Managing Director of Deutsche Asset       -- Madison.
Managing Director of Deutsche Asset    Management and Portfolio Manager of
Management and Portfolio Manager of    the portfolio.                        Robert Wang
the portfolio.                           o Joined Deutsche Asset Management  Managing Director of Deutsche Asset
  o Joined Deutsche Asset Management       in 1996 and the portfolio in      Management and Portfolio Manager of
    in 1998 after 13 years of              2004.                             the portfolio.
    experience as vice president         o Over 32 years of investment         o Global Asset Allocation senior
    and portfolio manager for Norwest      industry experience.                  portfolio manager: New York.
    Bank where he managed the bank's     o BBA, MBA, Hofstra University.       o Joined Deutsche Asset Management
    fixed income and foreign exchange                                            in 1995 as a senior fixed income
    portfolios.                                                                  portfolio manager after 13 years
  o Senior Portfolio Manager for                                                 of experience at J.P. Morgan &
    Mortgage Backed Securities,                                                  Co. trading fixed income,
    New York.                                                                    derivatives and foreign exchange
  o Joined the portfolio in 2005.                                                products.
  o BIS, University of Minnesota.                                              o Joined the portfolio in 2005.
                                                                               o BS, The Wharton School,
                                                                                 University of Pennsylvania.

The portfolio's Statement of Additional Information provides additional information about the portfolio managers' investments in the portfolio, a description of their compensation structure and information regarding other accounts they manage.



               Please Retain This Supplement for Future Reference


December 15, 2005